Organization and Business Description (Details) - USD ($)	Mar. 31, 2025	Feb. 19, 2025	Sep. 30, 2024	Oct. 07, 2023	Aug. 21, 2023	Sep. 24, 2020	Feb. 25, 2020
VIE [Member]
Organization and Business Description [Line Items]
Consulting fee receivables (in Dollars)	$ 12,586,142		$ 12,911,547
Zhongjin International Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage							100.00%
Zhongjin HK [Member]
Organization and Business Description [Line Items]
Equity interest percentage		100.00%				100.00%
Changzhou Zhongjin [Member]
Organization and Business Description [Line Items]
Equity interest percentage					80.00%
Zhongjin Kangma [Member]
Organization and Business Description [Line Items]
Equity interest percentage					20.00%
Anhui Zhongjin [Member]
Organization and Business Description [Line Items]
Equity interest percentage				100.00%